Consolidated Combined Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 361,882	$ 138,496
Items not involving operating cash flows	(22,868)	177,001
Current income tax expense	8,696	6,706
Income taxes paid	(8,315)	(8,258)
Interest expense	86,433	76,359
Interest paid	(79,480)	(72,460)
Changes in working capital balances	(7,739)	(4,663)
Cash provided by operating activities	338,609	313,181
Investment properties:
Acquisitions, deposits and transactions costs, net	(829)	(102,761)
Proceeds from disposal, net	0	43,773
Leasing costs paid	(7,040)	(5,973)
Tenant allowances paid	(6,467)	(6,005)
Additions to income-producing properties	(47,742)	(59,825)
Additions to development properties	(3,332)	(71,132)
Construction funds released from escrow	75	4,819
Loan receivable repayment, net	0	69,262
Fixed asset additions, net	(125)	(285)
Cash used in investing activities	(65,460)	(128,127)
FINANCING ACTIVITIES
Monthly distributions paid	(207,851)	(203,910)
Proceeds from unsecured term loan, net of financing costs	0	102,060
Proceeds from unsecured debentures, net of financing costs	795,712	397,536
Repayments of unsecured term loans	(823,798)	0
Repayment of unsecured debentures	0	(400,000)
Settlements of derivatives	15,906	(18,495)
Proceeds from unsecured credit facility draws	0	90,234
Repayment of unsecured credit facility draws	0	(91,254)
Proceeds from secured debt	0	5,634
Repayment of secured debt	0	(56,234)
Repayment of lease obligations	(888)	(730)
Financing costs paid	(555)	(917)
Distributions to non-controlling interests	(213)	(40)
Repurchase of units	(45,808)	(26,994)
Cash used in financing activities	(267,495)	(203,110)
Effect of exchange rate changes on cash and cash equivalents	4,387	(891)
Net increase (decrease) in cash and cash equivalents during the period	10,041	(18,947)
Cash and cash equivalents, beginning of the year	116,134	135,081
Cash and cash equivalents, end of the year	$ 126,175	$ 116,134